SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED PAYMENTS (Tables) [Line Items]
Charges to Income Statement [text block]	The charge to the income statement is set out below:

	2017 £m	2016 £m	2015 £m
Deferred bonus plan	313	266	255
Executive and SAYE plans:
Options granted in the year	17	16	12
Options granted in prior years	81	138	99
	98	154	111
Share plans:
Shares granted in the year	17	15	15
Shares granted in prior years	9	7	6
	26	22	21
Total charge to the income statement	437	442	387

Disclosure of range of exercise prices of outstanding share options [text block]	Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2017		2016
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	678,692,896	51.76	850,146,220	50.99
Granted	268,653,890	51.03	454,667,560	47.49
Exercised	(13,119,229)	55.58	(401,286,043)	40.74
Forfeited	(18,545,569)	51.70	(10,590,490)	56.02
Cancelled	(41,211,075)	52.77	(204,238,535)	60.23
Expired	(13,603,825)	56.98	(10,005,816)	57.08
Outstanding at 31 December	860,867,088	51.34	678,692,896	51.76
Exercisable at 31 December	–	–	–	–
	2017		2016
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	218,962,281	Nil	221,397,597	Nil
Granted	5,466,405	Nil	4,298,701	Nil
Exercised	(104,967,667)	Nil	(2,700,679)	Nil
Forfeited	(81,883)	Nil	(3,863,477)	Nil
Lapsed	(104,855,147)	Nil	(169,861)	Nil
Outstanding at 31 December	14,523,989	Nil	218,962,281	Nil
Exercisable at 31 December	7,729,919	Nil	4,504,392	Nil
	2017 Number of shares	2016 Number of shares
Outstanding at 1 January	358,228,028	398,066,746
Granted	139,812,788	132,194,032
Vested	(57,406,864)	(140,879,465)
Forfeited	(73,268,966)	(33,713,900)
Dividend award	3,439,929	2,560,615
Outstanding at 31 December	370,804,915	358,228,028

Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure of basis of preparation of financial statements [text block]	The fair value calculations at 31 December 2017 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	Save-As-You-Earn	Executive Share Plan 2003	LTIP
Weighted average risk-free interest rate	0.59%	0.18%	0.22%
Weighted average expected life	3.3 years	1.9 years	3.6 years
Weighted average expected volatility	29%	30%	31%
Weighted average expected dividend yield	4.0%	4.0%	0.0%
Weighted average share price	£0.68	£0.67	£0.68
Weighted average exercise price	£0.51	nil	nil